SUBSEQUENT EVENTS (Details) R$ in Thousands					6 Months Ended
	Jul. 27, 2021 BRL (R$)	Jul. 26, 2021 BRL (R$)	Jul. 26, 2021 USD ($)	Jul. 01, 2021 BRL (R$)	Jun. 30, 2021 BRL (R$)	Jun. 30, 2020 BRL (R$)	Jul. 27, 2021 USD ($)	Jul. 01, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Events subsequent to the reporting date
Payment of interest					R$ 1,479,825	R$ 1,682,413
Amount of borrowings outstanding intended to pay					R$ 68,476,998				R$ 72,899,882	R$ 63,684,326
Issuance of Sustainability-linked Notes 2032 | Suzano Austria GmbH | Notes 2032
Events subsequent to the reporting date
Principle amount				R$ 5,005,500				$ 1,000,000,000
Yield rate				3.28%				3.28%
Interest rate				3.125%				3.125%
KPI, percentage of leadership positions held by women				30.00%				30.00%
Description of the target of reducing industrial water abstraction				from July 16, 2027 until the due date, the interest rate payable will increase by 12.5 basis points unless the Company provides confirmation to the Trustee together with a related confirmation by the External Verifier at least 30 days prior to July 16, 2027, of compliance with the target of reducing industrial water abstraction to a volume less than or equal to 26.1m³ per ton produced, calculated using the average of realized values in 2025 and 2026
Description of the target of the percentage of women in leadership positions				from July 16, 2026 until the due date, the interest rate payable will increase by 12.5 basis points unless the Company provides confirmation to the thereof trustee, together with a confirmation issued by the external expert at least 30 days prior to July 16, 2026, that the target of 30% or more women in leadership positions has been met by December 31, 2025
Total Repurchase of 2024 Notes | Fibria Overseas Finance Ltd. | 2024 Notes
Events subsequent to the reporting date
Interest rate		5.25%	5.25%
Repayments of borrowings/ Settlement amount		R$ 1,829,690	$ 352,793,000
Percentage of principal amount repurchased		100.00%	100.00%
Premium payments		R$ 227,063	$ 43,781,000
Payment of interest		R$ 19,745	$ 3,807,000
Total Repurchase of 2024 Notes | Fibria Overseas Finance Ltd. | 2024 Notes | Treasury rate
Events subsequent to the reporting date
Interest rate basis		treasury rate plus 0.40%	treasury rate plus 0.40%
Basis spread (as a percent)		0.40%	0.40%
Early Settlement of the Export Prepayment Agreement | Suzano Pulp and Paper Europe S.A. | Export Prepayment Agreements ("EPP")
Events subsequent to the reporting date
Amount of borrowings outstanding intended to pay	R$ 1,721,364						$ 333,152,000
Debt instrument term	24 months
Early Settlement of the Export Prepayment Agreement | Suzano Pulp and Paper Europe S.A. | Export Prepayment Agreements ("EPP") | LIBOR
Events subsequent to the reporting date
Interest rate basis	Libor + 1.15% p.a.
Basis spread (as a percent)	1.15%						1.15%